Note 31 - Earnings (Loss) per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Dilutive effect of share options on weighted average number of ordinary shares (in shares)	254,114	11,647